Operating leases (Details) - Schedule of component of lease cost - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of component of lease cost [Abstract]
Operating lease cost	$ 704,264	$ 662,505
Short-term lease cost	29,007	116,728
Total lease cost	$ 733,271	$ 779,233